Fair Value Measurements Assets and Liabilities (Detail) (Deferred compensation plan - US, USD $) In Millions, unless otherwise specified	Feb. 01, 2014	Feb. 02, 2013
Defined Benefit Plan Disclosure [Line Items]
Assets	$ 24.5	$ 17.5
Corporate-owned life insurance plans
Defined Benefit Plan Disclosure [Line Items]
Assets	8.2	8.9
Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets	16.3	8.6
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Assets	16.3	8.6
Fair Value, Inputs, Level 1 | Money market funds
Defined Benefit Plan Disclosure [Line Items]
Assets	16.3	8.6
Level 2
Defined Benefit Plan Disclosure [Line Items]
Assets	8.2	8.9
Level 2 | Corporate-owned life insurance plans
Defined Benefit Plan Disclosure [Line Items]
Assets	$ 8.2	$ 8.9